Basis of preparation - Schedule of movement in interest in joint venture (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of joint ventures [line items]
Beginning balance	$ 0
Ending balance	47,908
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Beginning balance	0
Initial investment	48,040
Share of results with joint venture	$ (132)